UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	3/31/2018

Item 1 – Reports to Stockholders

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SEMIANNUAL REPORT

MARCH 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Small Company Fund, Inc.	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Small Company Fund, Inc.	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

May 15, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Jennison Small Company Fund, Inc.	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	5.49	6.86	9.97	8.87	—
Class B	4.86	7.20	10.30	8.60	—
Class C	5.07	11.19	10.41	8.68	—
Class R	5.38	12.82	11.00	9.24	—
Class Z	5.55	13.28	11.51	9.76	—
Class R2	2.41**	N/A	N/A	N/A	N/A (11/28/17)
Class R4	2.51**	N/A	N/A	N/A	N/A (11/28/17)
Class Q	5.70	13.57	11.73	N/A	11.86 (11/29/10)
Russell 2500 Index
	4.99	12.31	11.55	10.28	—
S&P SmallCap 600 Index
	4.55	12.68	13.56	11.35	—
Lipper Small-Cap Growth Funds Average***
	8.61	19.99	12.00	10.33	—
Lipper Small-Cap Core Funds Average***
	2.58	9.31	10.25	9.18	—

*Not Annualized

**Since Inception

***The Fund is compared to the Lipper Small-Cap Core Funds performance universe, although Lipper classifies the Fund in the Lipper Small-Cap Growth Funds performance universe. The Lipper Small-Cap Core Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class R2	Class R4	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase.	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 3 of this report for more information.

Prudential Jennison Small Company Fund, Inc.	9

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 12.74%.

S&P SmallCap 600 Index—The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company US common stocks that cover all industry sectors. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 14.34%.

Lipper Small-Cap Core Funds Average—The Lipper Small-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Small-Cap Core Funds universe for the periods noted. Funds in the Lipper Small-Cap Core Funds universe invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 11.15%.

Lipper Small-Cap Growth Funds Average—The Lipper Small-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Small-Cap Growth Funds universe for the periods noted. Funds in the Lipper Small-Cap Growth Funds universe invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than the 85th percentile of the Russell 3000 Index constituents, by market capitalization. Small-cap growth funds typically have above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth compared to the S&P SmallCap 600 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 12.42%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 3/31/18 (%)
Global Payments, Inc., IT Services	2.7
Summit Materials, Inc., Construction Materials	2.7
East West Bancorp, Inc., Banks	2.7
Pinnacle Financial Partners, Inc., Banks	2.3
BankUnited, Inc., Banks	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/18 (%)
Banks	13.0
Machinery	6.2
Software	5.5
Equity Real Estate Investment Trusts (REITs)	5.2
Hotels, Restaurants & Leisure	4.7

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Small Company Fund, Inc.	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 through the six-month period ended March 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,054.90	1.14%	$5.84
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74
Class B	Actual	$1,000.00	$1,048.60	2.04%	$10.42
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25
Class C	Actual	$1,000.00	$1,050.70	1.83%	$9.36
	Hypothetical	$1,000.00	$1,015.81	1.83%	$9.20
Class R	Actual	$1,000.00	$1,053.80	1.33%	$6.81
	Hypothetical	$1,000.00	$1,018.30	1.33%	$6.69
Class Z	Actual	$1,000.00	$1,055.50	0.81%	$4.15
	Hypothetical	$1,000.00	$1,020.89	0.81%	$4.08
Class R2**	Actual	$1,000.00	$1,024.10	1.18%	$4.02
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94
Class R4**	Actual	$1,000.00	$1,025.10	0.93%	$3.17
	Hypothetical	$1,000.00	$1,020.29	0.93%	$4.68
Class Q	Actual	$1,000.00	$1,057.00	0.68%	$3.49
	Hypothetical	$1,000.00	$1,021.54	0.68%	$3.43

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 123 days in the period ended March 31, 2018 due to the class’ inception date of November 28, 2017.

Prudential Jennison Small Company Fund, Inc.	13

Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS

Aerospace & Defense 2.0%
Hexcel Corp.	474,776	$30,665,782
KLX, Inc.*	600,815	42,693,914

		73,359,696

Air Freight & Logistics 1.0%
XPO Logistics, Inc.*	352,658	35,904,111

Airlines 0.3%
Spirit Airlines, Inc.*	339,019	12,808,138

Banks 13.0%
Ameris Bancorp	278,143	14,713,765
Bank of the Ozarks	932,609	45,017,036
BankUnited, Inc.	1,897,747	75,871,925
Byline Bancorp, Inc.*	481,656	11,044,372
Eagle Bancorp, Inc.*	662,041	39,623,154
East West Bancorp, Inc.	1,608,538	100,597,967
First Republic Bank	411,283	38,088,919
Pinnacle Financial Partners, Inc.	1,356,641	87,096,352
Seacoast Banking Corp. of Florida*	1,061,708	28,103,411
Wintrust Financial Corp.	553,686	47,644,680

		487,801,581

Biotechnology 2.5%
Amicus Therapeutics, Inc.*(a)	2,661,172	40,024,027
Exelixis, Inc.*	951,864	21,083,788
La Jolla Pharmaceutical Co.*(a)	898,663	26,762,184
Puma Biotechnology, Inc.*	105,767	7,197,444

		95,067,443

Building Products 1.7%
JELD-WEN Holding, Inc.*	658,032	20,148,940
Owens Corning	342,731	27,555,572
PGT Innovations, Inc.*	897,641	16,741,005

		64,445,517

Capital Markets 3.2%
Affiliated Managers Group, Inc.	230,704	43,736,864
Brightsphere Investment Group PLC	1,702,407	26,829,934
Lazard Ltd. (Class A Stock)	692,665	36,406,473
Moelis & Co. (Class A Stock)	278,910	14,182,574

		121,155,845

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 3.5%
Ferro Corp.*	1,755,015	$40,751,448
Olin Corp.	932,470	28,337,763
PolyOne Corp.	889,476	37,820,520
Venator Materials PLC*	1,447,804	26,190,774

		133,100,505

Commercial Services & Supplies 2.1%
Advanced Disposal Services, Inc.*	961,204	21,415,625
Mobile Mini, Inc.	1,277,881	55,587,824

		77,003,449

Construction & Engineering 0.9%
Great Lakes Dredge & Dock Corp.*	2,718,725	12,506,135
Quanta Services, Inc.*	577,824	19,848,254

		32,354,389

Construction Materials 2.7%
Summit Materials, Inc. (Class A Stock)	3,323,990	100,650,417

Diversified Telecommunication Services 1.2%
Cogent Communications Holdings, Inc.	1,057,690	45,903,746

Electric Utilities 2.3%
El Paso Electric Co.	695,093	35,449,743
Great Plains Energy, Inc.	1,542,527	49,036,933

		84,486,676

Electronic Equipment, Instruments & Components 2.9%
Anixter International, Inc.*	354,659	26,865,419
CDW Corp.	975,028	68,554,219
Universal Display Corp.	138,730	14,011,730

		109,431,368

Energy Equipment & Services 0.3%
Cactus, Inc. (Class A Stock)*	451,721	12,164,847

Equity Real Estate Investment Trusts (REITs) 5.2%
Chatham Lodging Trust	658,603	12,612,247
Colony NorthStar, Inc. (Class A Stock)	1,926,722	10,828,178
Forest City Realty Trust, Inc. (Class A Stock)	2,072,893	41,996,812
Gaming and Leisure Properties, Inc.	1,077,933	36,078,418
Hersha Hospitality Trust	1,967,363	35,215,798

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Storage Affiliates Trust	550,239	$13,799,994
Pebblebrook Hotel Trust	602,748	20,704,394
QTS Realty Trust, Inc. (Class A Stock)	92,632	3,355,131
Retail Opportunity Investments Corp.	44,263	782,127
Summit Hotel Properties, Inc.	1,451,125	19,749,811

		195,122,910

Food & Staples Retailing 1.9%
Performance Food Group Co.*	1,375,257	41,051,421
Sprouts Farmers Market, Inc.*(a)	1,255,165	29,458,723

		70,510,144

Food Products 1.5%
Adecoagro S.A. (Argentina)*	3,323,365	24,991,705
Darling Ingredients, Inc.*	1,787,354	30,921,224

		55,912,929

Health Care Equipment & Supplies 2.6%
ABIOMED, Inc.*	52,465	15,266,790
Glaukos Corp.*(a)	65,135	2,008,112
Hill-Rom Holdings, Inc.	132,012	11,485,044
Integra LifeSciences Holdings Corp.*(a)	639,847	35,409,133
Nevro Corp.*(a)	403,516	34,972,732

		99,141,811

Health Care Providers & Services 0.6%
HealthEquity, Inc.*(a)	25,523	1,545,162
Premier, Inc. (Class A Stock)*	630,896	19,753,354

		21,298,516

Health Care Technology 0.8%
Teladoc, Inc.*(a)	716,400	28,870,920

Hotels, Restaurants & Leisure 4.7%
Pinnacle Entertainment, Inc.*	1,413,755	42,624,713
Planet Fitness, Inc. (Class A Stock)*(a)	1,195,927	45,170,163
Texas Roadhouse, Inc.	347,148	20,058,211
Vail Resorts, Inc.	304,290	67,461,093

		175,314,180

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.4%
NRG Yield, Inc. (Class A Stock)	482,545	$7,933,040
NRG Yield, Inc. (Class C Stock)	527,755	8,971,835

		16,904,875

Insurance 0.5%
Validus Holdings, Ltd.	287,276	19,376,766

Internet Software & Services 1.4%
Cardlytics, Inc.*	434,367	6,354,789
MuleSoft, Inc. (Class A Stock)*	766,097	33,692,946
New Relic, Inc.*	188,049	13,938,192

		53,985,927

IT Services 2.7%
Global Payments, Inc.	922,386	102,864,487

Life Sciences Tools & Services 0.3%
Syneos Health, Inc.*	341,677	12,129,533

Machinery 6.2%
Actuant Corp. (Class A Stock)	285,033	6,627,017
Allison Transmission Holdings, Inc.	740,413	28,920,532
Evoqua Water Technologies Corp.*	892,607	19,003,603
Gardner Denver Holdings, Inc.*	1,095,399	33,606,841
Milacron Holdings Corp.*	581,051	11,702,367
NN, Inc.	1,132,637	27,183,288
Rexnord Corp.*	1,858,896	55,172,033
Terex Corp.	527,268	19,725,096
Trinity Industries, Inc.(a)	933,955	30,474,952

		232,415,729

Mortgage Real Estate Investment Trusts (REITs) 1.7%
Chimera Investment Corp.	575,596	10,021,126
MFA Financial, Inc.	2,698,325	20,318,387
Starwood Property Trust, Inc.	1,570,443	32,900,781

		63,240,294

Oil, Gas & Consumable Fuels 4.0%
Arch Coal, Inc. (Class A Stock)(a)	193,345	17,764,539
Cheniere Energy Partners LP Holdings LLC(a)	691,997	19,106,037
SemGroup Corp. (Class A Stock)(a)	649,231	13,893,543

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Tallgrass Energy GP LP(a)	1,524,426	$28,994,582
WPX Energy, Inc.*	4,733,401	69,959,667

		149,718,368

Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.*	242,215	13,140,164
Intersect ENT, Inc.*	905,362	35,580,727
Revance Therapeutics, Inc.*	336,748	10,371,838

		59,092,729

Professional Services 1.4%
Korn/Ferry International	983,401	50,733,658

Real Estate Management & Development 1.1%
Howard Hughes Corp. (The)*	300,181	41,764,183

Road & Rail 1.2%
Genesee & Wyoming, Inc. (Class A Stock)*	387,950	27,462,980
Saia, Inc.*	254,612	19,134,092

		46,597,072

Semiconductors & Semiconductor Equipment 2.0%
Brooks Automation, Inc.	648,491	17,561,136
Cavium, Inc.*	368,035	29,214,619
Marvell Technology Group Ltd.	1,351,367	28,378,707

		75,154,462

Software 5.5%
CyberArk Software Ltd. (Israel)*(a)	595,702	30,392,716
HubSpot, Inc.*(a)	586,495	63,517,408
Paycom Software, Inc.*(a)	497,048	53,377,985
Varonis Systems, Inc.*	976,953	59,105,657
Zendesk, Inc.*	19,020	910,487

		207,304,253

Specialty Retail 4.5%
Burlington Stores, Inc.*	202,531	26,967,003
Five Below, Inc.*(a)	863,675	63,341,924
Party City Holdco, Inc.*(a)	728,929	11,371,292
Ulta Beauty, Inc.*	324,902	66,367,732

		168,047,951

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	288,275	$25,691,068
Steven Madden Ltd.	512,921	22,517,232

		48,208,300

Trading Companies & Distributors 4.1%
Beacon Roofing Supply, Inc.*	1,161,522	61,641,973
MSC Industrial Direct Co., Inc. (Class A Stock)	416,633	38,209,412
Univar, Inc.*	1,941,704	53,882,286

		153,733,671

TOTAL LONG-TERM INVESTMENTS (cost $2,760,626,591)		3,633,081,396

SHORT-TERM INVESTMENTS 9.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	113,320,125	113,320,125
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $229,473,669; includes $229,107,277 of cash collateral for securities on loan)(b)(w)	229,474,620	229,428,726

TOTAL SHORT-TERM INVESTMENTS (cost $342,793,794)		342,748,851

TOTAL INVESTMENTS 105.9% (cost $3,103,420,385)		3,975,830,247
Liabilities in excess of other assets (5.9)%		(222,480,363)

NET ASSETS 100.0%		$3,753,349,884

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $228,654,407; cash collateral of $229,107,277 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

20

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$73,359,696	$—	$—
Air Freight & Logistics	35,904,111	—	—
Airlines	12,808,138	—	—
Banks	487,801,581	—	—
Biotechnology	95,067,443	—	—
Building Products	64,445,517	—	—
Capital Markets	121,155,845	—	—
Chemicals	133,100,505	—	—
Commercial Services & Supplies	77,003,449	—	—
Construction & Engineering	32,354,389	—	—
Construction Materials	100,650,417	—	—
Diversified Telecommunication Services	45,903,746	—	—
Electric Utilities	84,486,676	—	—
Electronic Equipment, Instruments & Components	109,431,368	—	—
Energy Equipment & Services	12,164,847	—	—
Equity Real Estate Investment Trusts (REITs)	195,122,910	—	—
Food & Staples Retailing	70,510,144	—	—
Food Products	55,912,929	—	—
Health Care Equipment & Supplies	99,141,811	—	—
Health Care Providers & Services	21,298,516	—	—
Health Care Technology	28,870,920	—	—
Hotels, Restaurants & Leisure	175,314,180	—	—
Independent Power & Renewable Electricity Producers	16,904,875	—	—
Insurance	19,376,766	—	—
Internet Software & Services	53,985,927	—	—
IT Services	102,864,487	—	—
Life Sciences Tools & Services	12,129,533	—	—
Machinery	232,415,729	—	—
Mortgage Real Estate Investment Trusts (REITs)	63,240,294	—	—

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$149,718,368	$—	$—
Pharmaceuticals	59,092,729	—	—
Professional Services	50,733,658	—	—
Real Estate Management & Development	41,764,183	—	—
Road & Rail	46,597,072	—	—
Semiconductors & Semiconductor Equipment	75,154,462	—	—
Software	207,304,253	—	—
Specialty Retail	168,047,951	—	—
Textiles, Apparel & Luxury Goods	48,208,300	—	—
Trading Companies & Distributors	153,733,671	—	—
Affiliated Mutual Funds	342,748,851	—	—

Total	$3,975,830,247	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	13.0%
Affiliated Mutual Funds (including 6.1% of collateral for securities on loan)	9.1
Machinery	6.2
Software	5.5
Equity Real Estate Investment Trusts (REITs)	5.2
Hotels, Restaurants & Leisure	4.7
Specialty Retail	4.5
Trading Companies & Distributors	4.1
Oil, Gas & Consumable Fuels	4.0
Chemicals	3.5
Capital Markets	3.2
Electronic Equipment, Instruments & Components	2.9
IT Services	2.7
Construction Materials	2.7
Health Care Equipment & Supplies	2.6
Biotechnology	2.5
Electric Utilities	2.3
Commercial Services & Supplies	2.1
Semiconductors & Semiconductor Equipment	2.0
Aerospace & Defense	2.0
Food & Staples Retailing	1.9
Building Products	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.7%
Pharmaceuticals	1.6
Food Products	1.5
Internet Software & Services	1.4
Professional Services	1.4
Textiles, Apparel & Luxury Goods	1.3
Road & Rail	1.2
Diversified Telecommunication Services	1.2
Real Estate Management & Development	1.1
Air Freight & Logistics	1.0
Construction & Engineering	0.9
Health Care Technology	0.8
Health Care Providers & Services	0.6
Insurance	0.5
Independent Power & Renewable Electricity Producers	0.4
Airlines	0.3
Energy Equipment & Services	0.3
Life Sciences Tools & Services	0.3

105.9
Liabilities in excess of other assets	(5.9)

100.0%

See Notes to Financial Statements.

22

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$228,654,407	$(228,654,407)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	23

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Investments at value, including securities on loan of $228,654,407:
Unaffiliated investments (cost $2,760,626,591)	$3,633,081,396
Affiliated investments (cost $342,793,794)	342,748,851
Cash	453,639
Receivable for investments sold	7,692,787
Receivable for Fund shares sold	4,315,862
Dividends receivable	3,602,430
Tax reclaim receivable	27,190
Prepaid expenses	14,694

Total Assets	3,991,936,849

Liabilities
Payable to broker for collateral for securities on loan	229,107,277
Payable for Fund shares reacquired	5,126,198
Management fee payable	2,126,198
Accrued expenses and other liabilities	1,061,872
Payable for investments purchased	710,310
Distribution fee payable	347,192
Affiliated transfer agent fee payable	107,911
Shareholder servicing fee payable	7

Total Liabilities	238,586,965

Net Assets	$3,753,349,884

Net assets were comprised of:
Common stock, at par	$1,455,277
Paid-in capital in excess of par	2,756,324,029

2,757,779,306
Accumulated net investment loss	(3,890,793)
Accumulated net realized gain on investment transactions	127,051,509
Net unrealized appreciation on investments	872,409,862

Net assets, March 31, 2018	$3,753,349,884

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($765,917,893 ÷ 30,530,375 shares of common stock issued and outstanding)	$25.09
Maximum sales charge (5.50% of offering price)	1.46

Maximum offering price to public	$26.55

Class B
Net asset value, offering price and redemption price per share
($6,249,525 ÷ 459,694 shares of common stock issued and outstanding)	$13.59

Class C
Net asset value, offering price and redemption price per share
($79,040,365 ÷ 5,707,113 shares of common stock issued and outstanding)	$13.85

Class R
Net asset value, offering price and redemption price per share
($174,144,343 ÷ 7,128,387 shares of common stock issued and outstanding)	$24.43

Class Z
Net asset value, offering price and redemption price per share
($1,526,585,886 ÷ 56,513,795 shares of common stock issued and outstanding)	$27.01

Class R2
Net asset value, offering price and redemption price per share
($10,243 ÷ 386 shares of common stock issued and outstanding)	$26.56

Class R4
Net asset value, offering price and redemption price per share
($10,251 ÷ 386 shares of common stock issued and outstanding)	$26.58

Class Q
Net asset value, offering price and redemption price per share
($1,201,391,378 ÷ 45,187,600 shares of common stock issued and outstanding)	$26.59

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	25

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$17,357,653
Affiliated dividend income	961,675
Income from securities lending, net (including affiliated income of $111,332)	408,597

Total income	18,727,925

Expenses
Management fee	12,370,657
Distribution fee(a)	2,301,728
Transfer agent’s fees and expenses (affiliated expense of $311,661)(a)	1,841,982
Custodian and accounting fees	121,347
Registration fees(a)	78,758
Shareholders’ reports	77,733
Directors’ fees	27,463
Legal fees and expenses	20,098
Audit fee	12,392
Shareholder servicing fee(a)	7
Miscellaneous	35,181

Total expenses	16,887,346
Less: Fee waiver and/or expense reimbursement(a)	(23,887)
Distribution fee waiver(a)	(223,760)

Net expenses	16,639,699

Net investment income (loss)	2,088,226

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $2,478)	161,883,432
In-kind redemption	8,511,417
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(88,906))	23,020,582

Net gain (loss) on investment transactions	193,415,431

Net Increase (Decrease) In Net Assets Resulting From Operations	$195,503,657

(a)	Class specific expenses were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class Q
Distribution fee	1,181,873	35,466	413,101	671,279	—	9	—	—
Transfer agent’s fees and expenses	632,484	14,629	54,472	128,751	1,004,425	562	562	6,097
Registration fees	12,840	8,104	9,003	8,192	19,364	6,431	6,431	8,393
Shareholder servicing fee	—	—	—	—	—	3	4	—
Fee waiver and/or expense reimbursement	—	(9,912)	—	—	—	(6,987)	(6,988)	—
Distribution fee waiver	—	—	—	(223,760)	—	—	—	—

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,088,226	$12,460,734
Net realized gain (loss) on investment and in-kind transactions	170,394,849	245,128,998
Net change in unrealized appreciation (depreciation) on investments	23,020,582	397,878,496

Net increase (decrease) in net assets resulting from operations	195,503,657	655,468,228

Dividends and Distributions
Dividends from net investment income
Class A	(320,848)	(4,862,418)
Class B	—	(53,163)
Class C	—	(611,557)
Class R	—	(766,947)
Class Z	(4,635,147)	(12,745,838)
Class R2	(4)	—
Class R4	(6)	—
Class Q	(4,566,656)	(7,671,246)

	(9,522,661)	(26,711,169)

Distributions from net realized gains and capital gain distributions received
Class A	(61,542,695)	(36,931,546)
Class B	(929,704)	(660,035)
Class C	(10,908,328)	(7,592,622)
Class R	(14,327,916)	(8,112,976)
Class Z	(112,274,838)	(67,220,942)
Class R2	(733)	—
Class R4	(733)	—
Class Q	(76,613,531)	(34,899,598)

	(276,598,478)	(155,417,719)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	507,767,865	855,619,754
Net asset value of shares issued in reinvestment of dividends and distributions	265,392,264	169,023,901
Cost of shares reacquired	(698,329,871)	(1,037,257,700)

Net increase (decrease) in net assets from Fund share transactions	74,830,258	(12,614,045)

Total increase (decrease)	(15,787,224)	460,725,295

Net Assets:

Beginning of period	3,769,137,108	3,308,411,813

End of period(a)	$3,753,349,884	$3,769,137,108

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(3,890,793)	$3,543,642

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements (unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Fund was established as a Maryland corporation on July 28, 1980.

The investment objective of the Fund is to achieve capital growth.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

28

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements (continued) (unaudited)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

30

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements (continued) (unaudited)

estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

32

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $1 billion, and 0.65% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.66% for the six months ended March 31, 2018.

Prudential Jennison Small Company Fund, Inc.	33

Notes to Financial Statements (continued) (unaudited)

PGIM Investments has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.04% of average daily net assets for Class B shares, 1.18% of average daily net assets for Class R2 shares, or 0.93% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements for the six-month period ended March 31, 2018 was 0.66%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class Q shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class Q shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, B, C, R and R2 shares, respectively. PIMS has contractually agreed through January 31, 2019 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it has received $181,023 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2018. From

34

these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2018, it received $249, $1,386 and $2,932 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended March 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended March 31, 2018, PGIM, Inc. was compensated $142,044 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the six months ended March 31, 2018 were $790,456,566 and $804,153,504, respectively.

Prudential Jennison Small Company Fund, Inc.	35

Notes to Financial Statements (continued) (unaudited)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2018 were as follows:

Tax Basis	$3,120,125,565

Gross Unrealized Appreciation	966,008,657
Gross Unrealized Depreciation	(110,303,975)

Net Unrealized Appreciation	$855,704,682

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class Q shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z, Class R2, Class R4 and Class Q shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $0.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2,

36

Class R4, Class T and Class Q shares, each of which consists of 200 million, 10 million, 50 million, 365 million, 175 million, 75 million, 75 million, 75 million and 225 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of March 31, 2018, Prudential, through its affiliate entities, including affiliated funds, owned 864,418 of Class Q shares and all of Class R2 shares and R4 shares. At reporting period end, five shareholders of record held 43% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	1,691,260	$43,070,888
Shares issued in reinvestment of dividends and distributions	2,348,692	57,495,992
Shares reacquired	(4,180,612)	(106,507,397)

Net increase (decrease) in shares outstanding before conversion	(140,660)	(5,940,517)
Shares issued upon conversion from other share class(es)	69,749	1,815,533
Shares reacquired upon conversion into other share class(es)	(166,489)	(4,250,891)

Net increase (decrease) in shares outstanding	(237,400)	$(8,375,875)

Year ended September 30, 2017:
Shares sold	5,043,813	$119,279,503
Shares issued in reinvestment of dividends and distributions	1,721,807	38,929,957
Shares reacquired	(10,100,880)	(239,098,344)

Net increase (decrease) in shares outstanding before conversion	(3,335,260)	(80,888,884)
Shares issued upon conversion from other share class(es)	415,899	10,088,666
Shares reacquired upon conversion into other share class(es)	(1,243,725)	(29,605,114)

Net increase (decrease) in shares outstanding	(4,163,086)	$(100,405,332)

Class B
Six months ended March 31, 2018:
Shares sold	8,097	$114,348
Shares issued in reinvestment of dividends and distributions	67,210	894,561
Shares reacquired	(39,694)	(569,367)

Net increase (decrease) in shares outstanding before conversion	35,613	439,542
Shares reacquired upon conversion into other share class(es)	(75,361)	(1,103,331)

Net increase (decrease) in shares outstanding	(39,748)	$(663,789)

Year ended September 30, 2017:
Shares sold	53,051	$726,619
Shares issued in reinvestment of dividends and distributions	51,207	675,424
Shares reacquired	(121,131)	(1,689,263)

Net increase (decrease) in shares outstanding before conversion	(16,873)	(287,220)
Shares reacquired upon conversion into other share class(es)	(152,566)	(2,172,102)

Net increase (decrease) in shares outstanding	(169,439)	$(2,459,322)

Prudential Jennison Small Company Fund, Inc.	37

Notes to Financial Statements (continued) (unaudited)

Class C	Shares	Amount
Six months ended March 31, 2018:
Shares sold	337,405	$4,817,149
Shares issued in reinvestment of dividends and distributions	747,634	10,130,443
Shares reacquired	(758,601)	(10,941,802)

Net increase (decrease) in shares outstanding before conversion	326,438	4,005,790
Shares reacquired upon conversion into other share class(es)	(194,532)	(2,825,777)

Net increase (decrease) in shares outstanding	131,906	$1,180,013

Year ended September 30, 2017:
Shares sold	797,763	$11,197,267
Shares issued in reinvestment of dividends and distributions	527,624	7,064,885
Shares reacquired	(1,830,216)	(25,790,332)

Net increase (decrease) in shares outstanding before conversion	(504,829)	(7,528,180)
Shares issued upon conversion from other share class(es)	683	10,044
Shares reacquired upon conversion into other share class(es)	(1,732,832)	(24,424,580)

Net increase (decrease) in shares outstanding	(2,236,978)	$(31,942,716)

Class R
Six months ended March 31, 2018:
Shares sold	256,004	$6,359,675
Shares issued in reinvestment of dividends and distributions	584,430	13,938,645
Shares reacquired	(865,647)	(21,473,761)

Net increase (decrease) in shares outstanding	(25,213)	$(1,175,441)

Year ended September 30, 2017:
Shares sold	946,705	$21,827,906
Shares issued in reinvestment of dividends and distributions	391,025	8,645,570
Shares reacquired	(1,702,803)	(39,390,816)

Net increase (decrease) in shares outstanding before conversion	(365,073)	(8,917,340)
Shares reacquired upon conversion into other share class(es)	(2,400)	(56,325)

Net increase (decrease) in shares outstanding	(367,473)	$(8,973,665)

Class Z
Six months ended March 31, 2018:
Shares sold	7,640,161	$209,532,247
Shares issued in reinvestment of dividends and distributions	4,141,822	109,054,187
Shares reacquired	(17,001,242)	(465,459,969)

Net increase (decrease) in shares outstanding before conversion	(5,219,259)	(146,873,535)
Shares issued upon conversion from other share class(es)	249,795	6,863,344
Shares reacquired upon conversion into other share class(es)	(42,558)	(1,172,693)

Net increase (decrease) in shares outstanding	(5,012,022)	$(141,182,884)

Year ended September 30, 2017:
Shares sold	16,984,210	$431,864,838
Shares issued in reinvestment of dividends and distributions	3,096,062	74,955,649
Shares reacquired	(21,699,935)	(553,576,999)

Net increase (decrease) in shares outstanding before conversion	(1,619,663)	(46,756,512)
Shares issued upon conversion from other shares class(es)	1,897,819	48,144,382
Shares reacquired upon conversion into other share class(es)	(81,011)	(2,108,371)

Net increase (decrease) in shares outstanding	197,145	$(720,501)

38

Class R2	Shares	Amount
Period ended March 31, 2018*:
Shares sold	357	$10,000
Shares issued in reinvestment of dividends and distributions	29	737

Net increase (decrease) in shares outstanding	386	$10,737

Class R4
Period ended March 31, 2018*:
Shares sold	357	$10,000
Shares issued in reinvestment of dividends and distributions	29	739

Net increase (decrease) in shares outstanding	386	$10,739

Class Q
Six months ended March 31, 2018:
Shares sold	9,074,820	$243,853,558
Shares issued in reinvestment of dividends and distributions	2,850,191	73,876,960
Shares reacquired	(3,453,446)	(93,377,575)

Net increase (decrease) in shares outstanding before conversion	8,471,565	224,352,943
Shares issued upon conversion from other share class(es)	25,481	688,211
Shares reacquired upon conversion into other share class(es)	(538)	(14,396)

Net increase (decrease) in shares outstanding	8,496,508	$225,026,758

Year ended September 30, 2017:
Shares sold	10,859,500	$270,723,621
Shares issued in reinvestment of dividends and distributions	1,626,886	38,752,416
Shares reacquired	(7,153,027)	(177,711,946)

Net increase (decrease) in shares outstanding before conversion	5,333,359	131,764,091
Shares issued upon conversion from other share class(es)	4,759	123,400

Net increase (decrease) in shares outstanding	5,338,118	$131,887,491

*	Commencement of offering was November 28, 2017.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Prudential Jennison Small Company Fund, Inc.	39

Notes to Financial Statements (continued) (unaudited)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2018.

8. Redemption In-Kind

On November 14, 2017, the Fund settled the redemption of certain fund shares by delivering to an affiliate certain portfolio securities in lieu of cash. The value of such securities was $175,048,184. In-kind redemption gains and losses are excluded from the calculation of the Fund’s taxable gain (loss) for federal income tax purposes.

40

Financial Highlights (unaudited)

Class A Shares
	Six months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.80		$22.65	$23.76	$28.09	$27.95	$21.81
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03	0.09	0.07	0.07	0.12
Net realized and unrealized gain (loss) on investment transactions	1.38		4.35	1.96	(0.19)	2.72	6.12
Total from investment operations	1.36		4.38	2.05	(0.12)	2.79	6.24
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.15)	(0.03)	(0.06)	(0.09)	(0.10)
Distributions from net realized gains	(2.05)		(1.08)	(3.13)	(4.15)	(2.56)	-
Total dividends and distributions	(2.07)		(1.23)	(3.16)	(4.21)	(2.65)	(0.10)
Net asset value, end of period	$25.09		$25.80	$22.65	$23.76	$28.09	$27.95
Total Return(b):	5.45%		20.09%	9.82%	(1.16)%	10.55%	28.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$765,918		$793,676	$791,197	$830,116	$971,441	$1,109,515
Average net assets (000)	$790,078		$790,047	$796,776	$944,315	$1,059,916	$1,034,609
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	(d)	1.13%	1.14%	1.13%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	1.14%	(d)	1.13%	1.14%	1.13%	1.14%	1.15%
Net investment income (loss)	(0.13)%	(d)	0.14%	0.42%	0.27%	0.25%	0.48%
Portfolio turnover rate	22%	(e)(f)	41%	37%	52%	41%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	41

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.97		$13.67	$15.65	$19.95	$20.60	$16.13
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.08)	(0.04)	(0.08)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.74		2.55	1.19	(0.07)	2.00	4.52
Total from investment operations	0.67		2.47	1.15	(0.15)	1.91	4.49
Less Dividends and Distributions:
Dividends from net investment income	-		(0.09)	-	-	-	(0.02)
Distributions from net realized gains	(2.05)		(1.08)	(3.13)	(4.15)	(2.56)	-
Total dividends and distributions	(2.05)		(1.17)	(3.13)	(4.15)	(2.56)	(0.02)
Net asset value, end of period	$13.59		$14.97	$13.67	$15.65	$19.95	$20.60
Total Return(b):	4.79%		19.23%	8.98%	(1.90)%	9.97%	27.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,250		$7,474	$9,143	$11,566	$14,556	$18,250
Average net assets (000)	$7,113		$8,534	$10,434	$14,015	$17,001	$18,899
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.04%	(d)	1.83%	1.84%	1.83%	1.84%	1.85%
Expenses before waivers and/or expense reimbursement	2.32%	(d)	1.83%	1.84%	1.83%	1.84%	1.85%
Net investment income (loss)	(1.02)%	(d)	(0.55)%	(0.30)%	(0.43)%	(0.44)%	(0.19)%
Portfolio turnover rate	22%	(e)(f)	41%	37%	52%	41%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class C Shares
	Six months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.19		$13.85	$15.82	$20.12	$20.79	$16.29
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.04)	(0.08)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.77		2.59	1.20	(0.07)	1.98	4.56
Total from investment operations	0.71		2.51	1.16	(0.15)	1.89	4.52
Less Dividends and Distributions:
Dividends from net investment income	-		(0.09)	-	-	-	(0.02)
Distributions from net realized gains	(2.05)		(1.08)	(3.13)	(4.15)	(2.56)	-
Total dividends and distributions	(2.05)		(1.17)	(3.13)	(4.15)	(2.56)	(0.02)
Net asset value, end of period	$13.85		$15.19	$13.85	$15.82	$20.12	$20.79
Total Return(b):	5.00%		19.27%	8.94%	(1.88)%	9.77%	27.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,040		$84,667	$108,219	$128,022	$123,856	$119,436
Average net assets (000)	$82,847		$94,592	$114,415	$135,406	$124,252	$105,977
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.83%	(d)	1.83%	1.84%	1.83%	1.84%	1.85%
Expenses before waivers and/or expense reimbursement	1.83%	(d)	1.83%	1.84%	1.83%	1.84%	1.85%
Net investment income (loss)	(0.82)%	(d)	(0.55)%	(0.30)%	(0.43)%	(0.45)%	(0.24)%
Portfolio turnover rate	22%	(e)(f)	41%	37%	52%	41%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	43

Financial Highlights (unaudited) (continued)

Class R Shares
	Six months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.19		$22.14	$23.31	$27.63	$27.53	$21.50
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.01)	0.05	0.04	0.02	0.07
Net realized and unrealized gain (loss) on investment transactions	1.33		4.25	1.91	(0.20)	2.68	6.02
Total from investment operations	1.29		4.24	1.96	(0.16)	2.70	6.09
Less Dividends and Distributions:
Dividends from net investment income	-		(0.11)	-	(0.01)	(0.04)	(0.06)
Distributions from net realized gains	(2.05)		(1.08)	(3.13)	(4.15)	(2.56)	-
Total dividends and distributions	(2.05)		(1.19)	(3.13)	(4.16)	(2.60)	(0.06)
Net asset value, end of period	$24.43		$25.19	$22.14	$23.31	$27.63	$27.53
Total Return(b):	5.34%		19.88%	9.57%	(1.35)%	10.36%	28.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174,144		$180,165	$166,550	$153,606	$47,538	$59,157
Average net assets (000)	$179,500		$173,891	$159,631	$86,446	$56,323	$54,213
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.33%	(d)	1.33%	1.34%	1.33%	1.34%	1.35%
Expenses before waivers and/or expense reimbursement	1.58%	(d)	1.58%	1.59%	1.58%	1.59%	1.60%
Net investment income (loss)	(0.32)%	(d)	(0.06)%	0.23%	0.14%	0.06%	0.28%
Portfolio turnover rate	22%	(e)(f)	41%	37%	52%	41%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.67		$24.21	$25.19	$29.56	$29.27	$22.85
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.11	0.17	0.16	0.16	0.20
Net realized and unrealized gain (loss) on investment transactions	1.45		4.64	2.09	(0.23)	2.85	6.38
Total from investment operations	1.48		4.75	2.26	(0.07)	3.01	6.58
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.11)	(0.15)	(0.16)	(0.16)
Distributions from net realized gains	(2.05)		(1.08)	(3.13)	(4.15)	(2.56)	-
Total dividends and distributions	(2.14)		(1.29)	(3.24)	(4.30)	(2.72)	(0.16)
Net asset value, end of period	$27.01		$27.67	$24.21	$25.19	$29.56	$29.27
Total Return(b):	5.55%		20.38%	10.14%	(0.95)%	10.89%	29.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,526,586		$1,702,538	$1,484,823	$1,602,437	$1,514,147	$1,603,451
Average net assets (000)	$1,591,757		$1,591,345	$1,498,820	$1,715,343	$1,545,618	$1,428,455
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81%	(d)	0.83%	0.84%	0.83%	0.84%	0.85%
Expenses before waivers and/or expense reimbursement	0.81%	(d)	0.83%	0.84%	0.83%	0.84%	0.85%
Net investment income (loss)	0.19%	(d)	0.44%	0.72%	0.57%	0.55%	0.77%
Portfolio turnover rate	22%	(e)(f)	41%	37%	52%	41%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	45

Financial Highlights (unaudited) (continued)

Class R2 Shares
	November 28, 2017(d) through March 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63
Total from investment operations	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gains	(2.05)
Total dividends and distributions	(2.06)
Net asset value, end of period	$26.56
Total Return(b):	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18%	(e)
Expenses before waivers and/or expense reimbursement	203.44%	(e)
Net investment income (loss)	(0.10)%	(e)
Portfolio turnover rate	22%	(f)(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R4 Shares
	November 28, 2017(d) through March 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64
Total from investment operations	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(2.05)
Total dividends and distributions	(2.07)
Net asset value, end of period	$26.58
Total Return(b):	2.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93%	(e)
Expenses before waivers and/or expense reimbursement	203.10%	(e)
Net investment income (loss)	0.15%	(e)
Portfolio turnover rate	22%	(f)(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	47

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.27		$23.87	$24.87	$29.22	$28.95	$22.60
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.14	0.20	0.20	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	1.46		4.58	2.08	(0.21)	2.83	6.31
Total from investment operations	1.50		4.72	2.28	(0.01)	3.03	6.55
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.15)	(0.19)	(0.20)	(0.20)
Distributions from net realized gains	(2.05)		(1.08)	(3.13)	(4.15)	(2.56)	-
Total dividends and distributions	(2.18)		(1.32)	(3.28)	(4.34)	(2.76)	(0.20)
Net asset value, end of period	$26.59		$27.27	$23.87	$24.87	$29.22	$28.95
Total Return(b):	5.70%		20.58%	10.36%	(0.73)%	11.10%	29.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,201,391		$1,000,616	$748,480	$546,771	$429,165	$293,225
Average net assets (000)	$1,088,583		$873,691	$667,511	$531,193	$427,179	$259,446
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	(d)	0.68%	0.69%	0.69%	0.69%	0.70%
Expenses before waivers and/or expense reimbursement	0.68%	(d)	0.68%	0.69%	0.69%	0.69%	0.70%
Net investment income (loss)	0.32%	(d)	0.58%	0.88%	0.71%	0.70%	0.94%
Portfolio turnover rate	22%	(e)(f)	41%	37%	52%	41%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	R	Z	R2	R4	Q
NASDAQ	PGOAX	CHNDX	PSCCX	JSCRX	PSCZX	PSCHX	PSCJX	PJSQX
CUSIP	74441N101	74441N200	74441N309	74441N507	74441N408	74441N861	74441N853	74441N887

MF109 E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 16, 2018